Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK ADVANTAGE GLOBAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Jun. 08, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage Global Fund, Inc.

BlackRock Allocation Target Shares

BATS: Series C Portfolio

BATS: Series S Portfolio

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage International Fund

BlackRock Commodity Strategies Fund

BlackRock Energy Opportunities Fund

BlackRock Global Impact Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock International Impact Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

iShares Developed Real Estate Index Fund

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

BlackRock LifePath® Smart Beta 2065 Fund

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

iShares MSCI Total International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK ADVANTAGE GLOBAL FUND, INC. | BLACKROCK ADVANTAGE GLOBAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Advantage Global Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES C
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares

BATS: Series C Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK ALLOCATION TARGET SHARES | BATS SERIES S
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Allocation Target Shares

BATS: Series S Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK ASIAN DRAGON FUND, INC. | BLACKROCK ASIAN DRAGON FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Asian Dragon Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK BALANCED CAPITAL FUND, INC. | BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Balanced Capital Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK BASIC VALUE FUND, INC. | BLACKROCK BASIC VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Basic Value Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK EMERGING MARKETS FUND, INC. | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Emerging Markets Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK EQUITY DIVIDEND FUND | BLACKROCK EQUITY DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Equity Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK EUROFUND | BLACKROCK EUROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock EuroFund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Advantage Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Advantage International Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Commodity Strategies Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK ENERGY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Energy Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Global Impact Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Global Long/Short Equity Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Health Sciences Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock High Equity Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock International Dividend Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock International Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock International Impact Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Tactical Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Technology Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Total Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Total Emerging Markets Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

BlackRock Total Factor Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | iShares Developed Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

iShares Developed Real Estate Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | iShares Edge MSCI Min Vol EAFE Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

iShares Edge MSCI Min Vol EAFE Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BLACKROCK FUNDS | iShares Edge MSCI Multifactor Intl Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock FundsSM

iShares Edge MSCI Multifactor Intl Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock 40/60 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock 60/40 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock 80/20 Target Allocation Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock Dynamic High Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK GLOBAL DIVIDEND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds II

BlackRock Global Dividend Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK LIFEPATH SMART BETA 2060 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BlackRock LifePath Smart Beta 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock LifePath® Smart Beta 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock Managed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds II | BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds II

BlackRock Multi-Asset Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock Lifepath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Dynamic 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index Retirement Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index 2025 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index 2030 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index 2035 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index 2040 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III

BlackRock LifePath® Index 2045 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III

BlackRock LifePath® Index 2050 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III

BlackRock LifePath® Index 2055 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III

BlackRock LifePath® Index 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | BlackRock LifePath Index 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BlackRock Funds III

BlackRock LifePath® Index 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.

BlackRock Funds III | iShares MSCI Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
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BlackRock Funds III

iShares MSCI Total International Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 8, 2020 to the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund

Effective immediately, the Summary Prospectus(es), as applicable, and Prospectus(es) of each Fund are amended as follows:

The following is added to the risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es), as applicable, entitled “Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs” and the section of each Fund’s Prospectus(es) entitled “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund” or “Fund Overview — Key Facts About [the Fund] — Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable:

•
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.